NOTE 6 - SUPPLEMENTARY BALANCE SHEET INFORMATION: Schedule of Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Other Payables and Accrued Expenses
	December 31,
	2025	2024

Provision for legal claims	128	128
Accrued administrative expenses (includes director fees in the amount of $8, for the years 2025 and 2024)	29	39
	157	167